Employee benefit plans - Summary of Defined Benefit Plans' Weighted Average Asset Allocation Percentages by Asset Category (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Employee Benefit Plan
Investment funds
Money market	2.00%	2.00%
Canadian fixed income	98.00%	98.00%
Total	100.00%	100.00%
SERP
Investment funds
Money market	7.00%	1.00%
Canadian fixed income	0.00%	6.00%
Other	93.00%	49.00%
Total	100.00%	100.00%
SERP | Canada
Investment funds
Equities	0.00%	22.00%
SERP | UNITED STATES
Investment funds
Equities	0.00%	10.00%
SERP | International equities
Investment funds
Equities	0.00%	12.00%